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                                               Institutional Funds Class E and I





                        FRANK RUSSELL INVESTMENT COMPANY
                      Supplement dated October 30, 2001 to
                         PROSPECTUS DATED MARCH 1, 2001
                 As Supplemented March 28, 2001 and July 9, 2001




     The following information restates the "Financial Highlights" for Class E of the Short Term Bond Fund in the Frank Russell Investment Company Institutional Funds Class E and I Prospectus:



Short Term Bond Fund - Class E Shares



                                                       2000*          1999**
                                                     ---------       --------
Net Asset Value, Beginning of Period...............  $  18.08        $ 18.51
                                                     ---------       --------
Income From Operations
  Net investment income(a).........................       .88            .80
  Net realized and unrealized gain (loss)..........       .07           (.34)
                                                     ---------       --------
    Total income from operations...................       .95            .46
                                                     ---------       --------
Distributions
  From net investment income.......................      (.79)          (.89)
                                                     ---------       --------

Net Asset Value, End of Period.....................  $  18.24        $ 18.08
                                                     =========       ========
Total Return (%)(b)................................      5.36           2.53

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands).........     9,898          8,693
  Ratios to average net assets (%)(c):
    Operating expenses, net........................       .89            .97
    Operating expenses, gross......................       .91            .97
    Net investment income..........................      5.77           5.05

  Portfolio turnover rate (%)......................     92.31         177.08

*    For the ten months ended October 31, 2000.
**   For the period February 18, 1999 (commencement of sale) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.